FINANCING INCOME, NET	12 Months Ended
Dec. 31, 2019
Other Income and Expenses [Abstract]
FINANCING EXPENSES (INCOME), NET

NOTE 15  -  FINANCING INCOME, NET

	Year ended December 31,
	2019	2018	2017

Interest income	4,605	3,352	1,834
Exchange rate income (loss), net	(1,428)	(281)	554
Bank charges	(99)	(87)	(112)
Total	$3,078	$2,984	$2,276